Provisions	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Provisions

25.PROVISIONS

a)	The detail of provisions as of December 31, 2018 and 2017, is as follows:

	Current		Non-Current
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Provisions	ThUS$	ThUS$	ThUS$	ThUS$

Provisions for legal proceedings (*)	387,763	232,680	1,303,973	595,810
Decommissioning or restoration (**)	30,245	33,498	57,475	56,780
Provision for environmental issues (***)	1,044	280	721	22
Other provisions	3,811	3,508	1,807	7,693

Total	422,863	269,966	1,363,976	660,305

(*)    Includes ThUS$581,807 in a non-current portion due to the acquisition of Enel Distribución Sao Paulo S.A. by Enel Brasil (see Note 7.2).

(**)  Includes the provision for restoration of our subsidiary Emgesa related to the El Quimbo Project, regarding the necessary works to mitigate the environmental impact of filling the dam. The works are estimated to take 30 years. The main activities under this obligation, among other things, are forest restoration, border protection, lotic and fishing programs and flora and fauna monitoring programs.

(***) Includes obligations for the environmental license for the El Quimbo Project, such as settlement of contracts for completed works and minor works necessary to operate the power plant at 2016.

The expected timing and amount of any cash outflows related to the above provisions is uncertain and depends on the final resolution of the related matters.

b)	Changes in provisions for the years ended December 31, 2018 and 2017, are as follows:

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Changes in Provisions
Balance as of January 1, 2018	828,490	90,278	11,503	930,271
Increase (decrease) in existing provisions	331,820	14,798	(38,889)	307,729
Acquisition of Business combination	869,545	—	65,943	935,488
Provision used	(159,421)	(13,855)	(31,138)	(204,414)
Increase from adjustment to time value of money	143,917	2,997	280	147,194
Foreign currency translation	(232,915)	(6,498)	(316)	(239,729)
Transfer to P&L	(89,700)	—	—	(89,700)
Total Changes in Provisions	863,246	(2,558)	(4,120)	856,568
Balance as of December 31, 2018	1,691,736	87,720	7,383	1,786,839

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Changes in Provisions
Balance as of January 1, 2017	397,392	15,280	115,048	527,720
Increase (decrease) in existing provisions	345,989	90,656	(104,284)	332,361
Acquisition of Business combination	229,358	—	—	229,358
Provision used	(214,373)	(21,393)	(1,060)	(236,826)
Increase from adjustment to time value of money	166,930	6,306	2,595	175,831
Foreign currency translation	(42,372)	(483)	1,596	(41,259)
Transfer to P&L	(54,434)	(88)	(2,392)	(56,914)
Total Changes in Provisions	431,098	74,998	(103,545)	402,551
Balance as of December 31, 2017	828,490	90,278	11,503	930,271